GOODWILL	12 Months Ended
Dec. 31, 2022
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

	December 31,
	2022	2021

Goodwill	$105,647	$105,647
Accumulated impairment losses	62,179	62,179

	$43,468	$43,468

The carrying amount of the goodwill is associated with the Satellite Networks and Integrated Solutions operating segments.